Taxes (Deferred Taxes Classification In Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Assets:
Prepaid expenses and other	$ 815	$ 1,636
Other assets and deferred charges	738	327
Asset subtotals	1,553	1,963
Liabilities:
Accrued liabilities	41	17
Deferred income taxes and other	4,617	3,641
Liability subtotals	4,658	3,658
Net deferred tax liabilities	$ 3,105	$ 1,695